Related parties - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) eMPLOYEE	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of key management personnel compensation [Line Items]
Customer deposits	€ 650,276,000	€ 640,799,000
Interest paid	€ 33,734,000	14,193,000	€ 8,705,000
Executive board
Disclosure of key management personnel compensation [Line Items]
Number of employees | eMPLOYEE	3
Key management personnel
Disclosure of key management personnel compensation [Line Items]
Vesting of variable remuneration	€ 14,000	14,000
Loans and advances outstanding	1,700	2,700
Loan commitments	138	203
Interest received	30	62
Customer deposits	13,900	11,500
Interest paid	€ 197	€ 36